CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2019
Corporate Information
CORPORATE INFORMATION

Hudson and its subsidiaries (“Hudson” or “the Company”) is a travel experience leader operating 1,013 stores in 88 locations in airports, commuter hubs and tourist destinations throughout the continental United States and Canada, under the travel convenience, specialty retail, duty-free and food and beverage concepts.

Hudson Ltd., the parent company which is an exempt company limited by shares, was incorporated on May 30, 2017 in Hamilton, Bermuda with registered office at 2 Church Street, Hamilton HM11, Bermuda. Our Class A common shares began trading on the New York Stock Exchange on February 1, 2018, under the ticker symbol “HUD”. Hudson Ltd. is controlled by a subsidiary of Dufry AG (Dufry), the world’s leading travel retail company headquartered in Basel, Switzerland.

The financial statements for periods presented prior to the initial public offering (IPO), were prepared as if Hudson had operated on a stand-alone basis and included the historical results of operations, financial position and cash flows of the North America Division of Dufry, derived from the consolidated financial statements and accounting records of Dufry. For periods prior to the IPO, the financial statements include the recognition of certain assets and liabilities that were recorded at corporate level but which were specifically identifiable or otherwise attributable to Hudson.

The consolidated financial statements were authorized for issuance on March 11, 2020 by the Board of Directors of Hudson.